Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Property and Equipment, Net
Total		¥ 56,822,303		$ 11,601,401	¥ 75,482,196
Accumulated depreciation		(19,622,491)		(4,691,628)	(30,525,142)
Property and equipment, net		37,199,812		6,909,773	44,957,054
Depreciation expense	¥ 10,902,651	10,924,678	¥ 5,007,143
Leasehold improvements
Property and Equipment, Net
Total		32,492,026		6,636,849	43,181,328
Furniture, fixtures and equipment
Property and Equipment, Net
Total		19,954,033		4,291,936	27,924,624
Motor Vehicles
Property and Equipment, Net
Total		¥ 4,376,244		$ 672,616	¥ 4,376,244